Financing Activities	6 Months Ended
Jun. 30, 2025
Financing Activities Disclosure [Abstract]
Financing Activities
4.
FINANCING ACTIVITY

The Company’s historical financing activities, including equity offerings, private placements, and debt arrangements, are described in detail in Note 5 to the consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on March 11, 2025.

On February 18, 2025, the Company closed an underwritten follow-on offering of 5,000,000 ordinary shares, CHF 0.01 nominal value per share, at a price of $20.00 or CHF 18.05 per share, for total gross proceeds of CHF 90.2 million or $100.0 million. In connection with this offering, the Company incurred CHF 6.8 million or $7.5 million of transaction costs during the six months ended June 30, 2025 that are presented as a reduction of share premium within the statement of changes in equity.

No shares were issued under the Company’s at-the-market offering program during the three and six months ended June 30, 2025.

No amounts were drawn under the Company’s existing debt facility during the three and six months ended June 30, 2025.